Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
EU Carve Out [text Block]	EU carve-out For purposes of the Group’s primary financial reporting outside the United States, the Group prepares its consolidated financial statements in accordance with IFRS as endorsed by the EU. For purposes of the Group’s consolidated financial statements prepared in accordance with IFRS as endorsed by the EU, the Group applies fair value hedge accounting for portfolio hedges of interest rate risk (fair value macro hedges) in accordance with the EU carve-out version of IAS 39. The purpose of applying the EU carve-out version of IAS 39 is to align the Group’s hedge accounting approach with its risk management practice and the accounting practice of its major European peers. Under the EU carve-out version of IAS 39, fair value macro hedge accounting may be applied to core deposits and hedge ineffectiveness is generally only recognized when the revised estimate of the amount of cash flows in scheduled time buckets falls below the original designated amount of that bucket. If the revised amount of cash flows in scheduled time buckets is more than the original designated amount then there is no hedge ineffectiveness. Under IFRS as issued by the IASB, hedge accounting for fair value macro hedges cannot be applied to core deposits. In addition, under IFRS as issued by the IASB hedge ineffectiveness arises for all fair value macro hedge accounting relationships whenever the revised estimate of the amount of cash flows in scheduled time buckets is either more or less than the original designated amount of that bucket. The EU carve out version of IAS 39 also removes the prohibition on identifying a benchmark risk component in a financial instrument priced at sub–benchmark. This may arise when financial instruments carry a negative spread such that the identified non–contractually specified risk component is larger than the interest carry on the contract itself. For the financial year ended December 31, 2023, the application of the EU carve-out version of IAS 39 had a negative impact of € 2.3 billion on profit before tax and of € 1.6 billion on profit after tax. For the financial year ended December 31, 2022, the application of the EU carve-out had a positive impact of € 147 million on profit before taxes and of € 105 million on profit post taxes. The Group’s regulatory capital and ratios thereof are also reported on the basis of the EU carve-out version of IAS 39. The impact on total equity also impacts the calculation of the CET1 capital ratio. For the financial year ended December 31, 2023, application of the EU carve-out had a negative impact on the CET1 capital ratio of about 43 basis points and a positive impact of about 5 basis points for the financial year ended December 31, 2022.
IFRS 7 disclosures [text block]	IFRS 7 disclosures (including war in Ukraine and climate risk related disclosures) Disclosures on risks related to the macroeconomic environment can be found in the sections in “IFRS 9 Impairment”, line item “Focus areas in 2023” in the Risk Report, Note 35 “Derivatives”, section “Derivatives qualifying for hedge accounting”, Note 13 “Financial Instruments carried at Fair Value”, sections “Valuations techniques” and “Sensitivity analysis of unobservable parameters” as well as Note 14” Fair Value of Financial Instruments not carried at Fair Value”. Disclosures about the nature and the extent of risks arising from financial instruments as required by IFRS 7, “Financial Instruments: Disclosures” are set forth in the Risk Report section of the Combined Management Report and are an integral part of the Consolidated Financial Statements. Details on exposures and the impact on financial instrument impairment from the war in Ukraine can be found in the sections, “IFRS 9 impairment” and “Exposure to Russia” in the Risk Report. As of December 31, 2023, the Group discontinued its disclosure relating to Market Risk to Russia, Russian operations and Compliance and Anti Financial Crime risks. This considers the de-risking efforts the Group has undertaken. The Group continues to monitor its risks related to Russia and Ukraine as part of its regular risk management activities and enhanced governance oversight in place. Disclosures on climate related risk can be found in the sections, “Enterprise Risk Management”, line item “Environmental, social and governance risk” in the Risk Report. The Group is exposed to environmental, social and governance (ESG) risk. The following are examples of how such risk may impact the financial results of the Group: – Increases in the frequency and severity of climate events could impact client ability to service principal and interest payments under instruments subject to IFRS 9. – Failure to comply with environmental and social legislation may impact client ability to generate sustainable returns to service their loans. – If in the future clients do not hold sufficient insurance for physical assets against certain risks (e.g., flooding), this may impact the value of collateral held against certain type of loans. The Group considers such ESG risk as part of the credit risk assessment and due diligence process before relevant clients are granted credit. The Group also manages its credit portfolio within the established risk appetite and limits. Further accounting considerations, including risk consideration, for ESG indexed loans can be found in the section “Financial assets” in the description of the material accounting policies below. These audited disclosures are marked in light blue in the Risk Report.
Critical accounting estimates [text block]	Critical accounting estimates The preparation of financial statements under IFRS requires management to make estimates and assumptions for certain categories of assets and liabilities. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the balance sheet date, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from management’s estimates. The Group’s material accounting policies are described in “Material Accounting Policies”. Certain of the Group’s accounting policies require critical accounting estimates that involve complex and subjective judgments and the use of assumptions, some of which may be for matters that are inherently uncertain and susceptible to change. Such critical accounting estimates could change from period to period and may have a material impact on the Group’s financial condition, changes in financial condition or results of operations. Critical accounting estimates could also involve estimates where management could have reasonably used another estimate in the current accounting period. The Group has identified the following material accounting policies that involve critical accounting estimates: – Impairment of financial assets at fair value through other comprehensive income (see “Impairment of Loans and Provision for Off-balance Sheet Positions” below) – Determination of fair value (see “Determination of Fair Value” below) – Recognition of trade date profit (see “Recognition of Trade Date Profit” below) – Impairment of loans and provisions for off-balance sheet positions (see “Impairment of Loans and Provision for Off-balance Sheet Positions” below) – Impairment of goodwill and other intangibles (see “Goodwill and Other Intangible Assets” below) – Recognition and measurement of deferred tax assets (see “Income Taxes” below) – Accounting for legal and regulatory contingencies and uncertain tax positions (see “Provisions” below)
Significant accounting policies [text block]	Material accounting policies The following is a description of the significant accounting policies of the Group. Except for the changes in accounting policies and changes in accounting estimates described previously and noted below these policies have been consistently applied for 2021, 2022 and 2023.
Principles of Consolidation [text block]	Principles of consolidation The financial information in the Consolidated Financial Statements includes the parent company, Deutsche Bank AG, together with its consolidated subsidiaries, including certain structured entities presented as a single economic unit. Subsidiaries The Group’s subsidiaries are those entities which it directly or indirectly controls. Control over an entity is evidenced by the Group’s ability to exercise its power in order to affect any variable returns that the Group is exposed to through its involvement with the entity. The Group sponsors the formation of structured entities and interacts with structured entities sponsored by third parties for a variety of reasons, including allowing clients to hold investments in separate legal entities, allowing clients to invest jointly in alternative assets, for asset securitization transactions, and for buying or selling credit protection. When assessing whether to consolidate an entity, the Group evaluates a range of control factors, namely: – Purpose and design of the entity – Relevant activities and how these are determined – Whether the Group’s rights result in the ability to direct the relevant activities – Whether the Group has exposure or rights to variable returns – Whether the Group has the ability to use its power to affect the amount of its returns Where voting rights are relevant, the Group is deemed to have control where it holds, directly or indirectly, more than half of the voting rights over an entity unless there is evidence that another investor has the practical ability to unilaterally direct the relevant activities. Potential voting rights that are deemed to be substantive are also considered when assessing control. Likewise, the Group also assesses existence of control where it does not control the majority of the voting power but has the practical ability to unilaterally direct the relevant activities. This may arise in circumstances where the size and dispersion of holdings of the shareholders give the Group the power to direct the activities of the investee. Associates Investments in associates are accounted for under the equity method of accounting. An associate is an entity in which the Group has significant influence, but not a controlling interest, over the operating and financial management policy decisions of the entity. Significant influence is generally presumed when the Group holds between 20% and 50% of the voting rights. The existence and effect of potential voting rights that are currently exercisable or convertible are considered in assessing whether the Group has significant influence. Among the other factors that are considered in determining whether the Group has significant influence are representation on the board of directors (supervisory board in the case of German stock corporations) and material intercompany transactions. The existence of these factors could require the application of the equity method of accounting for a particular investment even though the Group’s investment is less than 20% of the voting stock. Under the equity method of accounting, the Group’s investments in associates and jointly controlled entities are initially recorded at cost including any directly related transaction costs incurred in acquiring the associate, and subsequently increased (or decreased) to reflect both the Group’s pro-rata share of the post-acquisition net income (or loss) of the associate or jointly controlled entity and other movements included directly in the equity of the associate or jointly controlled entity. The Group’s share of the results of associates is adjusted to conform to the accounting policies of the Group and is reported in the Consolidated Statement of Income as Net income (loss) from equity method investments. If there is objective evidence of impairment, an impairment test is performed by comparing the investment’s recoverable amount, which is the higher of its value in use and fair value less costs to sell, with its carrying amount.
Foreign Currency Translation [text block]	Foreign currency translation The Consolidated Financial Statements are prepared in euro, which is the presentation currency of the Group. Various entities in the Group use a different functional currency, being the currency of the primary economic environment in which the entity operates. An entity records foreign currency revenues, expenses, gains and losses in its functional currency using the exchange rates prevailing at the dates of recognition. Monetary assets and liabilities denominated in currencies other than the entity’s functional currency are translated at the period end closing rate. Foreign exchange gains and losses resulting from the translation and settlement of these items are recognized in the Consolidated Statement of Income as net gains (losses) on financial assets/liabilities at fair value through profit or loss in order to align the translation amounts with those recognized from foreign currency related transactions (derivatives) which hedge these monetary assets and liabilities. Non-monetary items that are measured at historical cost are translated using the historical exchange rate at the date of the transaction. Translation differences on non-monetary items which are held at fair value through profit or loss are recognized in profit or loss. For purposes of translation into the presentation currency, assets and liabilities of foreign operations are translated at the period end closing rate and items of income and expense are translated into euros at the rates prevailing on the dates of the transactions, or average rates of exchange where these approximate actual rates. The exchange differences arising on the translation of a foreign operation are included in other comprehensive income. For foreign operations that are subsidiaries, the amount of exchange differences attributable to any noncontrolling interests is recognized in noncontrolling interests. Upon disposal of a foreign subsidiary and associate (which results in loss of control or significant influence over that operation) the total cumulative exchange differences recognized in other comprehensive income are reclassified to profit or loss. Upon partial disposal of a foreign operation that is a subsidiary and which does not result in loss of control, the proportionate share of cumulative exchange differences is reclassified from other comprehensive income to noncontrolling interests as this is deemed a transaction with equity holders. For a partial disposal of an associate which does not result in a loss of significant influence, the proportionate share of cumulative exchange differences is reclassified from other comprehensive income to profit or loss.
Interest, Commissions and Fees [text block]	Interest, commissions and fees Net interest income – Interest income and expense from all interest-bearing assets and liabilities is recognized as net interest income using the effective interest rate method. The effective interest rate (EIR) is a method of calculating the amortized cost of a financial asset or a financial liability and of allocating the interest income or expense over the relevant period using the estimated future cash flows. The estimated future cash flows used in the EIR calculation include those determined by all of the contractual terms of the asset or liability, all fees (including commissions) that are considered to be integral to the effective interest rate, direct and incremental transaction costs and all other premiums or discounts. However, if the financial instrument is carried at fair value through profit or loss, any associated fees are recognized in trading income when the instrument is initially recognized, provided there are no significant unobservable inputs used in determining its fair value. If a financial asset is credit-impaired, interest revenue is calculated by applying the effective interest rate to the amortized cost amount. The amortized cost amount of a financial asset is the gross carrying amount of a financial asset after adjusting for any impairment allowance. For assets which are initially recognized as purchased or credit-impaired, interest revenue is calculated through the use of a credit-adjusted effective interest rate which takes into consideration expected credit losses. The Group presents negative interest paid on interest-bearing assets as interest expense, and interest revenue received from interest-bearing liabilities as interest income. The Group presents interest income and expense calculated using the EIR method separately in the Group’s consolidated statement of income. Commissions and fee income –The Group applies the IFRS 15, “Revenue from Contracts with Customers” five-step revenue recognition model to the recognition of Commissions and Fee Income, under which income must be recognized when control of goods and services is transferred, hence the contractual performance obligations to the customer has been satisfied. Accordingly, after a contract with a customer has been identified in the first step, the second step is to identify the performance obligation – or a series of distinct performance obligations – provided to the customer. The Group must examine whether the service is capable of being distinct and is actually distinct within the context of the contract. A promised service is distinct if the customer can benefit from the service either on its own or together with other resources that are readily available to the customer, and the promise to transfer the service to the customer is separately identifiable from other promises in the contract. The amount of income is measured on the basis of the contractually agreed transaction price for the performance obligation defined in the contract. If a contract includes a variable consideration, the Group estimates the amount of consideration to which it will be entitled in exchange for transferring the promised goods or services to a customer. Income is recognized in profit and loss when the identified performance obligation has been satisfied. The Group does not present information about its remaining performance obligations if it is part of a contract that has an original expected duration of one year or less. The Group determines the stand-alone selling price at contract inception of a distinct service underlying each performance obligation in the contract and allocates the transaction price in proportion to those stand-alone selling prices. The stand-alone selling price is the price at which DB would sell a promised service separately to a customer on an unbundled basis. The best evidence of a stand-alone selling price is the observable price of a service when the Group sells that service separately in similar circumstances and to similar customers. If the Group does not sell the service to a customer separately, it estimates the stand-alone selling price at an amount using a suitable method, for example, in loan syndication transactions the Group applies the requirements for recognition of trade day profit and considers the price at which other market participants provide the same service on an unbundled basis. As such when estimating a stand-alone selling price, the Group considers all information (including market conditions) that is reasonably available to it. In doing so, the Group maximizes the use of observable inputs and applies estimation methods consistently in similar circumstances. The Group provides asset management services that give rise to asset management and performance fees and constitute a single performance obligation. The asset management and performance fee components are variable considerations such that at each reporting date the Group estimates the fee amount to which it will be entitled in exchange for transferring the promised services to the customer. The benefits arising from the asset management services are simultaneously received and consumed by the customer over time. The Group recognizes revenue over time by measuring the progress towards complete satisfaction of that performance obligation, subject to the removal of any uncertainty as to whether it is highly probable that a significant reversal in the cumulative amount of revenue recognized would occur or not. For the management fee component this is the end of the monthly or quarterly service period. For performance fees this date is when any uncertainty related to the performance component has been fully removed. Loan commitment fees related to commitments that are accounted for off balance sheet are recognized in commissions and fee income over the life of the commitment if it is unlikely that the Group will enter into a specific lending arrangement. If it is probable that the Group will enter into a specific lending arrangement, the loan commitment fee is deferred until the origination of a loan and recognized as an adjustment to the loan’s effective interest rate. Commissions and Fee Income predominantly earned from services that are received and consumed by the customer over time: Administration, assets under management, foreign commercial business, loan processing and guarantees sundry other customer services. The Group recognizes revenue from these services over time by measuring the progress towards complete satisfaction of that performance obligation, subject to the removal of any uncertainty as to whether it is highly probable that a significant reversal in the cumulative amount of revenue recognized would occur or not. Commissions and Fee Income predominantly earned from providing services at a point in time or transaction-type services include: other securities, underwriting and advisory fees, brokerage fees, local payments, foreign currency/ exchange business and intermediary fees. Expenses that are directly related and incremental to the generation of Commissions and Fee Income are presented net in Commissions and Fee Income in the Consolidated Statement of Income. This includes income and associated expense where the Group contractually owns the performance obligation (i.e. as Principal) in relation to the service that gives rise to the revenue and associated expense. In contrast, it does not include situations where the Group does not contractually own the performance obligation and is acting as agent. The determination of whether the Group is acting as principal or agent is based on the contractual terms of the underlying service arrangement. The gross Commissions and Fee Income and Expense amounts are disclosed in “Note 6 – Commissions and Fee Income”.
Financial Assets [text block]	Financial assets The Group classifies financial assets in line with the classification and measurement requirements of IFRS 9, where financial assets are classified based on both the business model used for managing the financial assets and the contractual cash flow characteristics of the financial asset (known as Solely Payments of Principal and Interest or “SPPI”). There are three business models available: – Hold to Collect - Financial assets held with the objective to collect contractual cash flows. They are subsequently measured at amortized cost and are recorded in multiple lines on the Group’s consolidated balance sheet. – Hold to Collect and Sell - Financial assets held with the objective of both collecting contractual cash flows and selling financial assets. They are recorded as Financial assets at Fair Value through Other Comprehensive Income on the Group’s consolidated balance sheet. – Other - Financial assets that do not meet the criteria of either “Hold to Collect” or “Hold to Collect and Sell”. They are recorded as Financial Assets at Fair Value through Profit or Loss on the Group’s consolidated balance sheet. The assessment of business model requires judgment based on facts and circumstances upon initial recognition. As part of this assessment, the Group considers quantitative factors (e.g., the expected frequency and volume of sales) and qualitative factors such as how the performance of the business model and the financial assets held within that business model are evaluated and reported to the Group’s key management personnel. In addition to taking into consideration the risks that affect the performance of the business model and the financial assets held within that business model, in particular, the way in which those market and credit risks are managed; and how managers of the business are compensated (e.g., whether the compensation is based on the fair value of the assets managed or on the contractual cash flows collected). This assessment results in an asset being classified in either a Hold to Collect, Hold to Collect and Sell or Other business model. If the Group holds a financial asset either in a Hold to Collect or a Hold to Collect and Sell business model, then an assessment at initial recognition to determine whether the contractual cash flows of the financial asset are Solely Payments of Principal and Interest on the principal amount outstanding is required to determine the financial asset classification. Contractual cash flows, that are SPPI on the principal amount outstanding, are consistent with a basic lending arrangement. Interest in a basic lending arrangement is consideration for the time value of money and the credit risk associated with the principal amount outstanding during a particular period of time. It can also include consideration for other basic lending risks (e.g., liquidity risk) and costs (e.g., administrative costs) associated with holding the financial asset for a particular period of time; and a profit margin that is consistent with a basic lending arrangement. Where cash flows can change over time due to contingent events, such as terms where the margin on a loan adjusts depending on the performance of the borrower on certain contractual ESG metrics, the contingent event and cash flows are assessed to determine if the instrument cash flows are SPPI. The nature of the contingent event and the size of the possible change in cash flows are taken into account in this assessment on an absolute and relative basis compared to the overall coupon. Additionally, as part of the SPPI assessment where the lending is non-recourse in nature then further assessment is made to determine if the cash flows are consistent with SPPI which is dependent on the nature of the underlyings, the level of subordination and the contractual cash flows of the instrument held. The Group originates and purchases debt instruments from entities issuing multiple tranches of debt. Where these instruments meet the definition of a contractually linked instruments then further analysis is performed on the cash flows and credit risk exposure of the instrument held as well as the underlying collateral held at purchase and can be held in the future. Financial assets at fair value through profit or loss Financial assets are classified at fair value through profit or loss if they are held in the Other business model because they are either held for trading or because they do not meet the criteria for Hold to Collect or Hold to Collect and Sell. In addition, it includes financial assets that meet the criteria for Hold to Collect or Hold to Collect and Sell business model, but the financial asset fails SPPI or where the Group designated the financial assets under the fair value option. Financial assets classified as Financial assets at fair value through profit or loss are measured at fair value with realized and unrealized gains and losses included in Net gains (losses) on financial assets/liabilities at fair value through profit or loss. Interest on interest earning assets such as trading loans and debt securities and dividends on equity instruments are presented in Interest and Similar Income. The Group applies trade date accounting to financial assets classified at fair value through profit or loss. Trading assets – Financial assets are classified as held for trading if they have been originated, acquired or incurred principally for the purpose of selling or repurchasing them in the near term, or they form part of a portfolio of identified financial instruments that are managed together and for which there is evidence of a recent actual pattern of short-term profit-taking. Trading assets include debt and equity securities, derivatives held for trading purposes, and trading loans. This also includes loan commitments that are allocated to the Other business model and that are presented as derivatives held for trading. Non-trading financial assets mandatory at fair value through profit and loss –The Group assigns any non-trading financial asset that does not fall into the Hold to Collect nor Hold to Collect and Sell business models into the Other business model and classifies them as Non-Trading Financial Assets mandatory at Fair Value through Profit and Loss. This includes predominately reverse repurchase agreements which are managed on a fair value basis. Additionally, any financial asset that falls into the Hold to Collect or Hold to Collect and Sell business models for which the contractual cash flow characteristics are not SPPI is classified by the Group as Non-Trading Financial Assets Mandatory at Fair Value through Profit and Loss. Financial assets designated at fair value through profit or loss – Certain financial assets that would otherwise be measured subsequently at amortized cost or at fair value through other comprehensive income, may be designated at Fair Value through Profit or Loss if the designation eliminates or significantly reduces a measurement or recognition inconsistency. The Group allows the fair value option to be designated only for those financial instruments for which a reliable estimate of fair value can be obtained. Financial assets at fair value through other comprehensive income A financial asset shall be classified and measured at Fair Value through Other Comprehensive Income (“FVOCI”), if the financial asset is held in a Hold to Collect and Sell business model and the contractual cash flows are SPPI, unless designated under the fair value option. The amortization of premiums and accretion of discounts are recorded in net interest income. Realized gains and losses are reported in net gains (losses) on financial assets at FVOCI. Generally, the weighted-average cost method is used to determine the cost of FVOCI financial assets. The Group applies trade date accounting to financial assets classified at FVOCI. It is possible to designate non-trading equity instruments as FVOCI. However, this category is expected to have limited usage by the Group and has not been used to date. Financial assets at amortized cost A financial asset is classified and subsequently measured at amortized cost if the financial asset is held in a Hold to Collect business model and the contractual cash flows are SPPI. Under this measurement category, the financial asset is measured at fair value at initial recognition. Subsequently the carrying amount is reduced for principal payments, plus or minus the cumulative amortization using the effective interest method. The financial asset is assessed for impairment under the IFRS 9 expected credit loss model where provisions are recognized based on expectations of potential credit losses. The Group’s impairment of financial instruments policy is described further in the section “Impairment of Loans and Provision for Off-Balance Sheet Positions (IFRS 9)”. The Group applies settlement date accounting to financial assets measured at amortized cost. Financial Assets at amortized cost include predominately Loans at amortized cost, Central bank funds sold and securities purchased under resale agreements, Securities borrowed and certain receivables presented in Other Assets. Modification of financial assets and financial liabilities When the terms of a financial asset are renegotiated or modified and the modification does not result in derecognition, a gain or loss is recognized in the income statement as the difference between the original contractual cash flows and the modified cash flows discounted at the original effective interest rate. The modified financial asset will continue to accrued interest at its original EIR. When a modification results in derecognition the original instrument is derecognized and the new instrument recognized at fair value. Non-credit related or commercial renegotiations where an obligor has not experienced a significant increase in credit risk since origination, and has a readily exercisable right to early terminate the financial asset results in derecognition of the original agreement and recognition of a new financial asset based on the newly negotiated commercial terms. For credit related modifications (i.e. those modifications due to significant increase in credit risk since inception) or those where the obligor does not have the readily exercisable right to early terminate, the Group assesses whether the modified terms result in the financial asset being significantly modified and therefore derecognized. This assessment includes a quantitative assessment of the impact of the change in cash flows from the modification of contractual terms and additionally, where necessary, a qualitative assessment of the impact of the change in the contractual terms. Where these modifications are not concluded to be significant, the financial asset is not derecognized and is accounted for as a modification as described above. If the changes are concluded to be significant, the old instrument is derecognized and a new instrument recognized. The Group then recognizes a credit loss allowance based on 12-month expected credit losses. However, if following a modification that results in a derecognition of the original financial asset, there is evidence that the new financial asset is credit-impaired on initial recognition; then the new financial asset should be recognized as an originated credit-impaired financial asset and initially classified in Stage 3 (refer to section “Impairment of Loans and Provision for Off-Balance Sheet Positions” below). When the terms of a financial liability are renegotiated or modified then the Group assesses whether the modified terms result in the financial liability being significantly modified and therefore derecognized. This assessment includes a quantitative assessment of the impact of the change in cash flows from the modification of contractual terms and additionally, where necessary, a qualitative assessment of the impact of the change in the contractual terms. Where these modifications are not concluded to be significant, the financial liability is not derecognized and a gain or loss is recognized in the income statement as the difference between the original contractual cash flows and the modified cash flows discounted at the original effective interest rate. Where there is derecognition the original financial liability is derecognized and the new liability recognized at its fair value.
Loan Commitments [text block]	Loan commitments Loan commitments remain off-balance sheet, unless allocated to the Other business model and presented as derivatives held for trading. The Group does not recognize and measure changes in fair value of off-balance sheet loan commitments that result from changes in market interest rates or credit spreads. However, as specified in the sections “Impairment of Loans and Provision for Off-Balance Sheet Positions” below, these off-balance sheet loan commitments are in scope of the IFRS 9 impairment model.
Financial Liabilities [text block]	Financial liabilities Under IFRS 9 financial liabilities are measured at amortized cost using the effective interest method, except for financial liabilities at fair value through profit or loss. Financial liabilities at fair value through profit or loss Financial liabilities at fair value through profit or loss include Trading Liabilities, Financial Liabilities Designated at Fair Value through Profit or Loss and Non-Participating Investment Contracts (“Investment Contracts”). Under IFRS 9 they are carried at fair value with realized and unrealized gains and losses included in net gains (losses) on financial assets and liabilities at fair value through profit or loss. For financial liabilities designated at fair value through profit and loss the fair value movements attributable to the Group’s own credit component for fair value movements is recognized in Other Comprehensive Income. The Group applies trade date accounting to financial liabilities classified at fair value through profit or loss. Interest on interest paying liabilities are presented in interest expense for financial instruments at fair value through profit or loss. Trading liabilities - Financial liabilities that arise from debt issued are classified as held for trading if they have been originated or incurred principally for the purpose of repurchasing them in the near term. Trading liabilities consist primarily of derivative liabilities (including certain loan commitments) and short positions. This also includes loan commitments where the resulting loan upon funding is allocated to the other business model such that the undrawn loan commitment is classified as derivatives held for trading. Financial liabilities designated at fair value through profit or loss - Certain financial liabilities that do not meet the definition of trading liabilities are designated at fair value through profit or loss using the fair value option. To be designated at fair value through profit or loss, financial liabilities must meet one of the following criteria: (1) the designation eliminates or significantly reduces a measurement or recognition inconsistency; (2) a group of financial liabilities is managed and its performance is evaluated on a fair value basis in accordance with a documented risk management or investment strategy; or (3) the instrument contains one or more embedded derivatives unless: (a) the embedded derivative does not significantly modify the cash flows that otherwise would be required by the contract; or (b) it is clear with little or no analysis that separation is prohibited. In addition, the Group allows the fair value option to be designated only for those financial instruments for which a reliable estimate of fair value can be obtained. Financial liabilities which are designated at fair value through profit or loss, under the fair value option, include repurchase agreements, loan commitments and structured note liabilities. Investment contracts - All of the Group’s investment contracts are unit-linked contracts that match specific assets held by the Group. The contracts oblige the Group to use these assets to settle investment contract liabilities. They do not contain significant insurance risk or discretionary participation features. The contract liabilities are determined using current unit prices multiplied by the number of units attributed to the contract holders as of the balance sheet date. As this amount represents fair value, the liabilities have been classified as financial liabilities at fair value through profit or loss. Deposits collected under investment contracts are accounted for as an adjustment to the investment contract liabilities. Investment income attributable to investment contracts is included in the consolidated statement of Income. Investment contract claims reflect the excess of amounts paid over the account balance released. Investment contract policyholders are charged fees for policy administration, investment management, surrenders or other contract services. Embedded derivatives Some hybrid financial liability contracts contain both a derivative and a non-derivative component. In such cases, the derivative component is termed an embedded derivative, with the non-derivative component representing the host financial liability contract. If the economic characteristics and risks of embedded derivatives are not closely related to those of the host financial liability contract and the hybrid financial liability contract itself is not carried at fair value through profit or loss, the embedded derivative is bifurcated and reported at fair value, with gains and losses recognized in net gains (losses) on financial assets/liabilities at fair value through profit or loss. The host financial liability contract will continue to be accounted for in accordance with the appropriate accounting standard. The carrying amount of an embedded derivative is reported in the same Consolidated balance sheet line item as the host financial liability contract. Certain hybrid financial liability instruments have been designated at fair value through profit or loss using the fair value option. Financial liabilities at amortized cost Financial liabilities measured at amortized cost include long-term and short-term debt issued which are initially measured at fair value, which is the consideration received, net of transaction costs incurred. Repurchases of issued debt in the market are treated as extinguishments and any related gain or loss is recorded in the Consolidated Statement of Income. A subsequent sale of own bonds in the market is treated as a reissuance of debt. The Group applies settlement date accounting to financial liabilities measured at amortized cost.
Offsetting of Financial Instruments [text block]	Offsetting of financial instruments Financial assets and liabilities are offset, with the net amount presented in the Consolidated balance sheet, only if the Group holds a currently enforceable legal right to set off the recognized amounts and there is an intention to settle on a net basis or to realize an asset and settle the liability simultaneously. The legal right to set off the recognized amounts must be enforceable in both the normal course of business and in the event of default, insolvency or bankruptcy of both the Group and its counterparty. In all other situations they are presented gross. When financial assets and financial liabilities are offset in the Consolidated balance sheet, the associated income and expense items will also be offset in the Consolidated Statement of Income, unless specifically prohibited by an applicable accounting standard. The majority of the offsetting applied by the Group relates to repurchase and reverse repurchase agreements. For further information please refer to Note 17 “Offsetting Financial Assets and Financial Liabilities”.
Determination of Fair Value [text block]	Determination of fair value Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an arm’s length transaction between market participants at the measurement date. The fair value of instruments that are quoted in active markets is determined using the quoted prices where they represent those at which regularly and recently occurring transactions take place. The Group measures certain portfolios of financial assets and financial liabilities on the basis of their net risk exposures when the following criteria are met: – The group of financial assets and liabilities is managed on the basis of its net exposure to a particular market risk (or risks) or to the credit risk of a particular counterparty, in accordance with a documented risk management strategy, – The fair values are provided to key management personnel, and – The financial assets and liabilities are measured at fair value through profit or loss. This portfolio valuation approach is consistent with how the Group manages its net exposures to market and counterparty credit risks. Critical accounting estimates – The Group uses valuation techniques to establish the fair value of instruments where prices quoted in active markets are not available. Therefore, where possible, parameter inputs to the valuation techniques are based on observable data derived from prices of relevant instruments traded in an active market. These valuation techniques involve some level of management estimation and judgment, the degree of which will depend on the price transparency for the instrument or market and the instrument’s complexity. In reaching estimates of fair value management judgment needs to be exercised. The areas requiring significant management judgment are identified, documented and reported to senior management as part of the valuation control process and the standard monthly reporting cycle. The specialist model validation and valuation control groups focus attention on the areas of subjectivity and judgment. The level of management judgment required in establishing fair value of financial instruments for which there is a quoted price in an active market is usually minimal. Similarly there is little subjectivity or judgment required for instruments valued using valuation models which are standard across the industry and where all parameter inputs are quoted in active markets. The level of subjectivity and degree of management judgment required is more significant for those instruments valued using specialized and sophisticated models and where some or all of the parameter inputs are less liquid or less observable. Management judgment is required in the selection and application of appropriate parameters, assumptions and modelling techniques. In particular, where data are obtained from infrequent market transactions then extrapolation and interpolation techniques must be applied. Where no market data are available for a particular instrument then pricing inputs are determined by assessing other relevant sources of information such as historical data, fundamental analysis of the economics of the transaction and proxy information from similar transactions, and making appropriate adjustment to reflect the actual instrument being valued and current market conditions. Where different valuation techniques indicate a range of possible fair values for an instrument then management has to decide what point within the range of estimates appropriately represents the fair value. Further, some valuation adjustments may require the exercise of management judgment to achieve fair value. Financial assets and liabilities carried at fair value are required to be disclosed according to the inputs to the valuation method that are used to determine their fair value. Specifically, segmentation is required between those valued using quoted market prices in an active market (level 1), valuation techniques based on observable parameters (level 2) and valuation techniques using significant unobservable parameters (level 3). Management judgment is required in determining the category to which certain instruments should be allocated. This specifically arises when the valuation is determined by a number of parameters, some of which are observable and others are not. Further, the classification of an instrument can change over time to reflect changes in market liquidity and therefore price transparency. The Group provides a sensitivity analysis of the impact upon the level 3 financial instruments of using a reasonably possible alternative for the unobservable parameter. The determination of reasonably possible alternatives requires significant management judgment. For financial instruments measured at amortized cost (which include loans, deposits and short and long term debt issued) the Group discloses the fair value. Generally there is limited or no trading activity in these instruments and therefore the fair value determination requires significant management judgment. For further discussion of the valuation methods and controls and quantitative disclosures with respect to the determination of fair value, please refer to Note 13 “Financial Instruments carried at Fair Value” and Note 14 “Fair Value of Financial Instruments not carried at Fair Value”.
Recognition of Trade Date Profit [text block]	Recognition of trade date profit Trade date profit is recognized if the fair value of the financial instrument measured at fair value through profit or loss is obtained from a quoted market price in an active market, or otherwise evidenced by comparison to other observable current market transactions or based on a valuation technique incorporating observable market data. If there are significant unobservable inputs used in the valuation technique, the financial instrument is recognized at the transaction price and any profit implied from the valuation technique at trade date is deferred. Using systematic methods, the deferred amount is recognized over the period between trade date and the date when the market is expected to become observable, or over the life of the trade (whichever is shorter). Such methodology is used because it reflects the changing economic and risk profile of the instrument as the market develops or as the instrument itself progresses to maturity. Any remaining trade date deferred profit is recognized in the Consolidated Statement of Income when the transaction becomes observable. Critical Accounting Estimates – Management judgment is required in determining whether there exist significant unobservable inputs in the valuation technique of the underlying financial instrument (refer to section “Determination of Fair Value” for management judgment required in establishing fair value of financial instruments). Once deferred, the decision to subsequently recognize the trade date profit requires a careful assessment of the then current facts and circumstances supporting observability of parameters and/or risk mitigation.
Derivatives and Hedge Accounting [text block]	Derivatives and hedge accounting Derivatives are used to manage exposures to interest rate, foreign currency, credit and other market price risks, including exposures arising from forecast transactions. All freestanding contracts that are considered derivatives for accounting purposes are carried at fair value on the Consolidated balance sheet regardless of whether they are held for trading or non-trading purposes. The changes in fair value on derivatives held for trading are included in net gains (losses) on financial assets/liabilities at fair value through profit or loss. Hedge accounting IFRS 9 includes an accounting policy choice to defer the adoption of IFRS 9 hedge accounting and to continue with IAS 39 hedge accounting. The Group decided to exercise this accounting policy choice and did not adopt IFRS 9 hedge accounting as of January 1, 2018. For accounting purposes the Group applies the following types of hedges: – For hedges of changes in fair value, the changes in the fair value of the hedged asset, liability or unrecognized firm commitment, or a portion thereof, attributable to the risk being hedged, are recognized in the Consolidated Statement of Income along with changes in the entire fair value of the derivative. When hedging interest rate risk, any interest accrued or paid on both the derivative and the hedged item is reported in interest income or expense and the unrealized gains and losses from the hedge accounting fair value adjustments are reported in other revenue. Hedge ineffectiveness is reported in other revenue and is measured as the net effect of changes in the fair value of the hedging instrument and changes in the fair value of the hedged item arising from changes in the market rate or price related to the risk(s) being hedged. If a fair value hedge of a debt instrument is discontinued prior to the instrument’s maturity because the derivative is terminated or the relationship is de-designated, any remaining interest rate-related fair value adjustments made to the carrying amount of the debt instrument (basis adjustments) are amortized to interest income or expense over the remaining term of the original hedging relationship. For other types of fair value adjustments and whenever a fair value hedged asset or liability is sold or otherwise derecognized, any basis adjustments are included in the calculation of the gain or loss on derecognition. – For hedges of variability in future cash flows, there is no change to the accounting for the hedged item and the derivative is carried at fair value, with changes in value reported initially in other comprehensive income to the extent the hedge is effective. These amounts initially recorded in other comprehensive income are subsequently reclassified into the Consolidated Statement of Income in the same periods during which the forecast transaction affects the Consolidated Statement of Income. Thus, for hedges of interest rate risk, the amounts are amortized into interest income or expense at the same time as the interest is accrued on the hedged transaction. Hedge ineffectiveness is recorded in other income and is measured as changes in the excess (if any) in the absolute cumulative change in fair value of the actual hedging derivative over the absolute cumulative change in the fair value of the hypothetically perfect hedge. When hedges of variability in cash flows attributable to interest rate risk are discontinued, amounts remaining in accumulated other comprehensive income are amortized to interest income or expense over the remaining life of the original hedge relationship, unless the hedged transaction is no longer expected to occur in which case the amount will be reclassified into other income immediately. When hedges of variability in cash flows attributable to other risks are discontinued, the related amounts in accumulated other comprehensive income are reclassified into either the same Consolidated Statement of Income caption and period as profit or loss from the forecast transaction, or into other income when the forecast transaction is no longer expected to occur. – For hedges of the translation adjustments resulting from translating the functional currency financial statements of foreign operations (hedges of net investments in foreign operations) into the functional currency of the parent, the portion of the change in fair value of the derivative due to changes in the spot foreign exchange rates is recorded as a foreign currency translation adjustment in other comprehensive income to the extent the hedge is effective; the remainder is recorded as other income in the Consolidated Statement of Income. Changes in fair value of the hedging instrument relating to the effective portion of the hedge are subsequently recognized in profit or loss on disposal of the foreign operations. Hedging derivatives are reported as other assets and other liabilities. In the event that a derivative is subsequently de-designated from a hedging relationship, it is transferred to financial assets/liabilities at fair value through profit or loss.
Impairment of loans and provision for off-balance sheet Positions [text block]	Impairment of loans and provision for off-balance sheet positions The impairment requirements of IFRS 9 apply to all credit exposures that are measured at amortized cost or FVOCI, and to off balance sheet lending commitments such as loan commitments and financial guarantees. For purposes of the impairment policy below, these instruments are referred to as (“Financial Assets”) The determination of impairment losses under IFRS 9 uses an expected credit loss (“ECL”) model, where allowances are taken upon initial recognition of the Financial Asset, based on expectations of potential credit losses at the time of initial recognition. Staged approach to the determination of expected credit losses IFRS 9 states a three stage approach to impairment for Financial Assets that are not credit-impaired at the date of origination or purchase. This approach is summarized as follows: – Stage 1: The Group recognizes a credit loss allowance at an amount equal to 12-month expected credit losses for all Financial Assets. This represents the portion of lifetime expected credit losses from default events that are expected within 12 months of the reporting date, assuming that credit risk has not increased significantly after initial recognition. – Stage 2: The Group recognizes a credit loss allowance at an amount equal to lifetime expected credit losses for those Financial Assets which are considered to have experienced a significant increase in credit risk since initial recognition. This requires the determination of the ECL based on lifetime probability of default, lifetime loss given default and lifetime exposure at default that represents the probability of default occurring over the remaining lifetime of the Financial Asset. Allowance for credit losses are higher in this stage because of an increase in credit risk since origination or purchase and the impact of a longer time horizon being considered compared to 12 months in Stage 1. – Stage 3: The Group recognizes a loss allowance at an amount equal to lifetime expected credit losses, reflecting a Probability of Default of 100%, via the expected recoverable cash flows for the asset, for those Financial Assets that are credit-impaired. The Group’s definition of default is aligned with the regulatory definition of default. Financial Assets that are credit-impaired upon initial recognition are categorized within Stage 3 with a carrying value already reflecting the lifetime expected credit losses. The accounting treatment for these purchased or originated credit-impaired (“POCI”) assets is discussed further below. ECL are calculated using three main parameters: probability of default (PD), loss given default (LGD) and exposure at default (EAD). These parameters are generally derived from internally developed statistical models combined with historical, current and forward-looking information, including macro-economic data. The 12-month and lifetime PD represent the expected point-in-time probability of a default over the next 12 months and remaining expected lifetime of the financial instrument, respectively, based on conditions existing at the balance sheet date and future economic conditions that affect credit risk. The LGD represents expected loss conditional on default, incorporating the mitigating effect of collateral, its expected value when realized and the time value of money. The EAD represents the expected exposure at default, factoring in the repayment of principal and interest from the balance sheet date to the default event together with any expected drawdown of a facility. Forward-Looking Information is incorporated into the measurement of the Group Allowance for Credit Losses in terms of adjustments to multi-year PD curves based on macro-economic forecasts. The Group’s ECL model is used to calculate the allowance for credit losses for all financial assets in Stage 1 and Stage 2, as well as for Stage 3 in the homogeneous portfolio (i.e. retail and small business loans with similar credit risk characteristics). For financial assets in the bank’s non-homogeneous portfolio in Stage 3 and for POCI assets, the allowance for credit losses is determined individually by credit officers. Significant increase in credit risk When determining whether the credit risk (i.e., risk of default) of a Financial Asset has increased significantly since initial recognition, the Group considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes quantitative and qualitative information based on the Group’s historical experience, credit risk assessment and forward-looking information (including macro-economic factors). The assessment of significant credit deterioration is key in determining when to move from measuring an allowance based on 12-month ECLs to one that is based on lifetime ECLs (i.e., transfer from Stage 1 to Stage 2). The Group’s framework for determining if there has been a significant increase in credit risk aligns with the internal Credit Risk Management (“CRM”) process and utilizes: – Rating related indicators – based on a model that compares lifetime probability of default (PD) at the reporting date with the lifetime PD expectations at the date of initial recognition and subsequently applies a quantile approach to determine a threshold to define the trigger point for a financial asset’s transition into Stage 2; and – Process related indicators – which uses existing risk management indicators, that in Management’s view represent situations where the credit risk of financial assets has significantly increased. These include obligors being added to a credit watchlist, being mandatorily transferred to workout status, payments being 30 days or more past due or in forbearance. These indicators are discussed further in section “IFRS 9 Impairment Approach” in the Risk Report. Credit-impaired financial assets in Stage 3 The Group has aligned its definition of credit-impaired under IFRS 9 to when a Financial Asset has defaulted for regulatory purposes, according to the Capital Requirements Regulation under Art. 178. The determination of whether a Financial Asset is credit-impaired and therefore in Stage 3 focusses exclusively on default risk, without taking into consideration the effects of credit risk mitigants such as collateral or guarantees. Specifically, a Financial Asset is credit-impaired and in Stage 3 when: – The Group considers the obligor is unlikely to pay its credit obligations to the Group. Determination may include forbearance actions, where a concession has been granted to the borrower or economic or legal reasons that are qualitative indicators of credit-impairment; or – Contractual payments of either principal or interest by the obligor are past due by more than 90 days. For Financial Assets considered to be credit-impaired, the ECL allowance covers the amount of loss the Group is expected to suffer. The estimation of ECLs is undertaken on a case-by-case basis for non-homogeneous portfolios, or by applying portfolio based parameters to individual Financial Assets in these portfolios via the Group’s ECL model for homogeneous portfolios. This estimate includes the use of discounted cash flows that are adjusted for scenarios. Forecasts of future economic conditions when calculating ECLs are considered. The lifetime expected losses are estimated based on the probability-weighted present value of the difference between the contractual cash flows that are due to the Group under the contract; and the cash flows that the Group expects to receive. A Financial Asset can be classified as credit-impaired in Stage 3 but without an allowance for credit losses (i.e., no impairment loss is expected). This may be due to the value of collateral. The Group’s engine based ECL calculation is conducted on a monthly basis, whereas the case-by-case assessment of ECL in Stage 3 for non-homogeneous portfolio has to be performed at least on a quarterly basis. Purchased or originated credit-impaired financial assets in Stage 3 A Financial Asset is considered purchased or originated credit-impaired if there is objective evidence of impairment at the time of initial recognition. Such credit-impaired Financial Assets are termed POCI Financial Assets. POCI Financial Assets are measured to reflect lifetime expected credit losses, and all subsequent changes in lifetime expected credit losses, whether positive or negative, are recognized in the income statement as a component of the provision for credit losses. POCI Financial Assets can only be classified in Stage 3 over the life of the Financial Asset. Write-offs The Group reduces the gross carrying amount of a Financial Asset when there is no reasonable expectation of recovery. Write-offs can relate to a Financial Asset in its entirety, or to a portion of it, and constitute a derecognition event. The Group considers all relevant information in making this determination, including but not limited to: – Foreclosure actions taken by the Group which have not been successful or have a high probability of not being successful – Collateral liquidation which has not, or will not lead to further considerable recoveries – Situations where no further recoveries are reasonably expected Write-offs can take place before legal actions against the borrower to recover the debt have been concluded, and a write-off does not involve the Group forfeiting its legal right to recover the debt. Interest Rate used in the IFRS 9 model In the context of the ECL calculation, the Group applies in line with IFRS 9 an approximation of the EIR, which is usually the contractual interest rate (“CIR”) and which does not materially differ from the EIR. The CIR is deemed to be an appropriate approximation, as the interest rate is consistently used in the ECL model, interest recognition and for discounting of the ECL. Collateral for financial assets considered in the impairment analysis IFRS 9 requires cash flows expected from collateral and other credit enhancement to be reflected in the ECL calculation. The following are key aspects with respect to collateral and guarantees: – Eligibility of collateral, i.e. which collateral should be considered in the ECL calculation; – Collateral evaluation, i.e. what collateral (liquidation) value should be used; and – Projection of the available collateral amount over the life of a transaction. These concepts are outlined in more detail in section “IFRS 9 Impairment Approach” in the Risk Report. Critical accounting estimates – The accounting estimates and judgments related to the impairment of Financial Assets is a critical accounting estimate because the underlying assumptions used can change from period to period and may significantly affect the Group’s results of operations. In assessing assets for impairments, management judgment is required, particularly in projecting forward looking information and scenarios in particular in circumstances of economic and financial uncertainty, when developments and changes to expected cash flows can occur both with greater rapidity and less predictability. The actual amount of the future cash flows and their timing may differ from the estimates used by management and consequently may cause actual losses to differ from reported allowances. For those non-homogeneous loans in Stage 3 the determination of the impairment allowance often requires the use of considerable judgment concerning such matters as local economic conditions, the financial performance of the counterparty and the value of any collateral held, for which there may not be a readily accessible market. The determination of the expected credit losses in Stages 1 and 2 and for homogeneous loans in Stage 3 is calculated using the Group’s ECL model. The model incorporates numerous estimates and judgments. The Group performs a regular review of the model and underlying data and assumptions. The probability of defaults, loss recovery rates and judgments concerning ability of borrowers in foreign countries to transfer the foreign currency necessary to comply with debt repayments, amongst other things, are incorporated into this review. Management judgement is required over the following critical accounting estimates: – Forward-Looking Information: The identification of key macro-economic variables (MEVs) reflects a balance of quantitative and qualitative judgements. Statistical analysis, including for example, back-testing and model sensitivities, are performed to assess the explanatory power of MEVs, while expert input from credit officers ensures management comfort in the overall model behavior. The final model parameterization is based on a review and challenge of impacts in internal governance forums and an independent validation performed by the Model Risk Management function. Furthermore, conceptual soundness of the estimation approach is ensured by model testing analysis prepared as part of model changes and an ongoing monitoring framework in order for the ECL provision to reflect management’s best estimate in the calculation of expected credit losses. – Significant Increase in Credit Risk: In line with the section “IFRS 9 Impairment Approach” in the Risk Report, the Group uses rating-related indicators to determine whether a financial asset’s credit risk has significantly increased since inception. For financial assets in non-homogeneous portfolios the ratings are determined for every counterparty individually based on credit officer’s expert judgement. For financial assets in the homogeneous portfolios (due to the large number of client relationships) the rating process is significantly automated with less judgement required by credit officers on individual counterparties. For both homogeneous and non-homogenous portfolios the rating-related indicators to determine whether the credit risk for a financial asset has significantly increased are based on a model that compares lifetime PDs at the reporting date with the lifetime PD expectations at the date of initial recognition and subsequently applying a quantile approach to determine a threshold which defines the trigger point for a financial asset’s transition into Stage 2. The determination of the quantile to define Stage 2 thresholds are determined by subject matter experts in the Group’s Risk function. This represents one of the key critical judgments in the Group’s IFRS 9 framework and is reviewed on an annual basis based on detailed stage-mover analyses, benchmarking with historical behaviors and peer comparisons. – Stage 3 Loss Given Default (LGD) Setting for Homogeneous Portfolios: The allowance for credit losses in Stage 3 is determined for the Group’s homogeneous portfolios by an automated process based on partially time dependent LGDs reflecting the lower recovery expectation the longer the client is in default, thereby differentiating between secured and unsecured exposures. The LGDs are calibrated using the Group’s loss history built up over preceding decades, experienced market prices of non-performing portfolios sold and expert judgement. In the case of less material portfolios, the empirical calibration of the LGD is partially supported by expert credit officer judgements, especially for determining the client cure rates as one of the key inputs. The LGD settings are validated on an annual basis and are regularly reviewed by the Group’s independent model validation process which is part of the Model Risk Management function. – Model adjustments: The Group regularly reviews key inputs into the ECL calculation and discusses potential model imprecision to assess the need for corrective measures in the form of overlays. Overlays are an essential output of management judgment which feeds into the model. On a quarterly basis, a senior management forum discusses the need for the recognition and/or the release of overlays. The discussion will be based on an overview of potential reasons which might require an overlay considering specific trigger points. The ultimate decision for creating overlays is jointly made by the Chief Financial Officer (CFO) and Chief Risk Officer (CRO). The quantitative disclosures are provided in Note 18 “Loans” and Note 19 “Allowance for credit losses” as well as the Risk Report, section “IFRS 9 Impairment”, sub-section “Model Sensitivity”.
Derecognition of Financial Assets and Liabilities [text block]	Derecognition of financial assets and liabilities Financial asset derecognition A financial asset is considered for derecognition when the contractual rights to the cash flows from the financial asset expire, or the Group has either transferred the contractual right to receive the cash flows from that asset, or has assumed an obligation to pay those cash flows to one or more recipients, subject to certain criteria. The Group derecognizes a transferred financial asset if it transfers substantially all the risks and rewards of ownership. The Group enters into transactions in which it transfers previously recognized financial assets but retains substantially all the associated risks and rewards of those assets; for example, a sale to a third party in which the Group enters into a concurrent total return swap with the same counterparty. These types of transactions are accounted for as secured financing transactions. Derecognition of financial liabilities A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. If an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of the existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, and the difference in the respective carrying amounts is recognized in the Consolidated Statement of Income. Certain OTC derivative contracts and most exchange-traded futures and option contracts cleared through central clearing counterparties and exchanges have payment or receipt of variation margin on a daily basis that represents legal or economic settlement of the outstanding derivative’s present value. This results in derecognition of the associated derivative financial asset and financial liabilities. Repurchase and reverse repurchase agreements Securities purchased under resale agreements (“reverse repurchase agreements”) and securities sold under agreements to repurchase (“repurchase agreements”) are treated as collateralized financings and are recognized initially at fair value, being the amount of cash disbursed and received, respectively. The Group allocates reverse repurchase portfolios that are managed on a fair value basis to the other business model under IFRS 9 and classifies them as “Non-trading financial assets mandatory at fair value through profit or loss”. Interest earned on reverse repurchase agreements and interest incurred on repurchase agreements is reported as interest income and interest expense, respectively. Securities borrowed and securities loaned Securities borrowed transactions generally require the Group to deposit cash with the securities lender. In a securities loaned transaction, the Group generally receives either cash collateral, in an amount equal to or in excess of the market value of securities loaned, or securities. The securities borrowed are not themselves recognized in the financial statements. If they are sold to third parties, the obligation to return the securities is recorded as a financial liability at fair value through profit or loss and any subsequent gain or loss is included in the Consolidated Statement of Income in net gains (losses) on financial assets/liabilities at fair value through profit or loss. Securities lent to counterparties are also retained on the Consolidated balance sheet. The Group records the amount of cash advanced or received as securities borrowed and securities loaned, respectively, in the Consolidated balance sheet. Fees received or paid are reported in interest income and interest expense, respectively. Securities lent to counterparties which are not derecognized from the Consolidated balance sheet and where the counterparty has the right by contract or custom to sell or repledge the collateral are disclosed in Note 20 “Transfer of Financial Assets, Assets Pledged and Received as Collateral”.
Goodwill and Other Intangible Assets [text block]	Goodwill and other intangible assets Goodwill arises on the acquisition of subsidiaries and associates and represents the excess of the aggregate of the cost of an acquisition and any noncontrolling interests in the acquiree over the fair value of the identifiable net assets acquired at the date of the acquisition. For the purpose of calculating goodwill, fair values of acquired assets, liabilities and contingent liabilities are determined by reference to market values or by discounting expected future cash flows to present value. This discounting is either performed using market rates or by using risk-free rates and risk-adjusted expected future cash flows. Any noncontrolling interests in the acquiree are measured either at fair value or at the noncontrolling interests’ proportionate share of the acquiree’s identifiable net assets (this is determined for each business combination). Goodwill on the acquisition of subsidiaries is capitalized and reviewed for impairment annually or more frequently if there are indications that impairment may have occurred. For the purposes of impairment testing, goodwill acquired in a business combination is allocated to cash-generating units (“CGUs”), which are the smallest identifiable groups of assets that generate cash inflows largely independent of the cash inflows from other assets or groups of assets and that are expected to benefit from the synergies of the combination and considering the business level at which goodwill is monitored for internal management purposes. In identifying whether cash inflows from an asset (or a group of assets) are largely independent of the cash inflows from other assets (or groups of assets) various factors are considered, including how management monitors the entity’s operations or makes decisions about continuing or disposing of the entity’s assets and operations. If goodwill has been allocated to a CGU and an operation within that unit is disposed of, the attributable goodwill is included in the carrying amount of the operation when determining the gain or loss on its disposal. Corporate assets are allocated to a CGU when the allocation can be done on a reasonable and consistent basis. If this is not possible, the individual CGU is tested without the corporate assets. They are then tested on the level of the minimum collection of CGUs to which they can be allocated on a reasonable and consistent basis. Intangible assets are recognized separately from goodwill when they are separable or arise from contractual or other legal rights and their fair value can be measured reliably. Intangible assets that have a finite useful life are stated at cost less any accumulated amortization and accumulated impairment losses. Customer-related intangible assets that have a finite useful life are amortized over periods of between 1 and 20 years on a straight-line basis based on their expected useful life. These assets are tested for impairment and their useful lives reaffirmed at least annually. Certain intangible assets have an indefinite useful life and hence are not amortized but are tested for impairment at least annually or more frequently if events or changes in circumstances indicate that impairment may have occurred. Costs related to software developed or obtained for internal use are capitalized if it is probable that future economic benefits will flow to the Group and the cost can be measured reliably. Capitalized costs are amortized using the straight-line method over the asset’s useful life which is deemed to be either three, five or ten years. Eligible costs include external direct costs for materials and services, as well as payroll and payroll-related costs for employees directly associated with an internal-use software project. Overhead costs, as well as costs incurred during the research phase or after software is ready for use, are expensed as incurred. Capitalized software costs are tested for impairment either annually if still under development or any time when there is an indication of impairment once the software is in use. Critical accounting estimates – The determination of the recoverable amount in the impairment assessment of non-financial assets requires estimates based on quoted market prices, prices of comparable businesses, present value or other valuation techniques (such as the cost approach), or a combination thereof, necessitating management to make subjective judgments and assumptions. Because these estimates and assumptions could result in significant differences to the amounts reported if underlying circumstances were to change, the Group considers these estimates to be critical. The quantitative disclosures are provided in Note 23 “Goodwill and other intangible assets”.
Provisions [text block]	Provisions Provisions are recognized if the Group has a present legal or constructive obligation as a result of past events, if it is probable that an outflow of resources will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation as of the balance sheet date, taking into account the risks and uncertainties surrounding the obligation. When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party (for example, because the obligation is covered by an insurance policy), an asset is recognized if it is virtually certain that reimbursement will be received. If the Group has a contract that is onerous, the present obligation under the contract is recognized and measured as a provision. An onerous contract is a contract in which the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it. Critical accounting estimates –The use of estimates is important in determining provisions for potential losses that may arise from litigation and regulatory proceedings. The Group estimates and provides for potential losses that may arise out of litigation and regulatory proceedings to the extent that such losses are probable and can be estimated, in accordance with IAS 37, “Provisions, Contingent Liabilities and Contingent Assets”. Significant judgment is required in making these estimates and the Group’s final liabilities may ultimately be materially different. Contingencies in respect of legal matters are subject to many uncertainties and the outcome of individual matters is not predictable with assurance. Significant judgment is required in assessing probability and making estimates in respect of contingencies, and the Group’s final liability may ultimately be materially different. The Group’s total liability in respect of litigation, arbitration and regulatory proceedings is determined on a case-by-case basis and represents an estimate of probable losses after considering, among other factors, the progress of each case, the Group’s experience and the experience of others in similar cases, and the opinions and views of legal counsel. Predicting the outcome of the Group’s litigation matters is inherently difficult, particularly in cases in which claimants seek substantial or indeterminate damages. See Note 27 “Provisions” for further information on the uncertainties from the Group’s judicial, regulatory and arbitration proceedings.
Income Taxes [text block]	Income taxes The Group recognizes the current and deferred tax consequences of transactions that have been included in the consolidated financial statements using the provisions of the respective jurisdictions’ tax laws. Current and deferred taxes are recognized in profit or loss except to the extent that the tax relates to items that are recognized directly in equity or other comprehensive income in which case the related tax is recognized either directly in equity or other comprehensive income accordingly. Deferred tax assets and liabilities are recognized for future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, unused tax losses and unused tax credits. Deferred tax assets are recognized only to the extent that it is probable that sufficient taxable profit will be available against which those unused tax losses, unused tax credits and deductible temporary differences can be utilized. Deferred tax assets and liabilities are measured based on the tax rates that are expected to apply in the period that the asset is realized or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted at the balance sheet date. Current tax assets and liabilities are offset when (1) they arise from the same tax reporting entity or tax group of reporting entities, (2) the legally enforceable right to offset exists and (3) they are intended to be settled net or realized simultaneously. Deferred tax assets and liabilities are offset when the legally enforceable right to offset current tax assets and liabilities exists and the deferred tax assets and liabilities relate to income taxes levied by the same taxing authority on either the same tax reporting entity or tax group of reporting entities. Deferred tax liabilities are provided on taxable temporary differences arising from investments in subsidiaries, branches and associates and interests in joint ventures except when the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the difference will not reverse in the foreseeable future. Deferred income tax assets are provided on deductible temporary differences arising from such investments only to the extent that it is probable that the differences will reverse in the foreseeable future and sufficient taxable income will be available against which those temporary differences can be utilized. Deferred tax related to fair value remeasurement of financial assets classified as FVTOCI, cash flow hedges and other items, which are charged or credited directly to other comprehensive income, is also credited or charged directly to other comprehensive income and subsequently recognized in the Consolidated Statement of Income once the underlying transaction or event to which the deferred tax relates is recognized in the Consolidated Statement of Income. For share-based payment transactions, the Group may receive a tax deduction related to the compensation paid in shares. The amount deductible for tax purposes may differ from the cumulative compensation expense recorded. At any reporting date, the Group must estimate the expected future tax deduction based on the current share price. The associated current and deferred tax consequences are recognized as income or expense in the consolidated statement of Income for the period. If the amount deductible, or expected to be deductible, for tax purposes exceeds the cumulative compensation expense, the excess tax benefit is recognized directly in equity. Critical accounting estimates – In determining the amount of deferred tax assets, the Group uses historical tax capacity and profitability information and, if relevant, forecasted operating results based upon approved business plans, including a review of the eligible carry-forward periods, available tax planning opportunities and other relevant considerations. The analysis of the historical tax capacity includes the determination as to whether a period of past profits or a history of recent losses exists at the reporting date. The determination of a period of past profits or a history of recent losses is based on the pre-tax results adjusted for permanent differences and typically covers the current and the two preceding financial years. Each quarter, the Group re-evaluates its estimate related to deferred tax assets. The Group believes that the accounting estimate related to the deferred tax assets is a critical accounting estimate because the underlying assumptions can change from period to period and requires significant management judgment. For example, tax law changes, changes in the historical tax capacity or variances in future projected operating performance could result in a change of the carrying amount of a deferred tax asset. If the Group was not able to realize all or part of its net deferred tax assets in the future, an adjustment to its deferred tax assets would be charged to income tax expense or directly to equity in the period such determination was made. If the Group was to recognize previously unrecognized deferred tax assets in the future, an adjustment to its deferred tax asset would be credited to income tax expense or directly to equity in the period such determination was made. The use of estimates is also important in determining provisions for potential losses that may arise from uncertain income tax positions. The Group estimates and provides for potential losses that may arise out of uncertain income tax positions, in accordance with IAS 12, “Income Taxes” and IFRIC 23, “Uncertainty over Income Tax Treatment”. Significant judgment is required in making these estimates and the Group’s final liabilities may ultimately be materially different. For further information on the Group’s income taxes (including quantitative disclosures on recognized deferred tax assets) see Note 34 “Income Taxes”.
Business Combinations and Noncontrolling Interests [text block]	Business combinations and noncontrolling Interests The Group uses the acquisition method to account for business combinations. At the date the Group obtains control of the subsidiary, the cost of an acquisition is measured at the fair value of the consideration given, including any cash or non-cash consideration (equity instruments) transferred, any contingent consideration, any previously held equity interest in the acquiree and liabilities incurred or assumed. The excess of the aggregate of the cost of an acquisition and any noncontrolling interests in the acquiree over the Group’s share of the fair value of the identifiable net assets acquired is recorded as goodwill. If the aggregate of the acquisition cost and any noncontrolling interests is below the fair value of the identifiable net assets (negative goodwill), a gain is reported in other income. Acquisition-related costs are recognized as expenses in the period in which they are incurred. In business combinations achieved in stages (“step acquisitions”), a previously held equity interest in the acquiree is remeasured to its acquisition-date fair value and the resulting gain or loss, if any, is recognized in profit or loss. Amounts recognized in prior periods in other comprehensive income associated with the previously held investment would be recognized on the same basis as would be required if the Group had directly disposed of the previously held equity interest. Noncontrolling interests are shown in the consolidated balance sheet as a separate component of equity, which is distinct from the Group’s shareholders’ equity. The net income attributable to noncontrolling interests is separately disclosed on the face of the Consolidated Statement of Income. Changes in the ownership interest in subsidiaries which do not result in a change of control are treated as transactions between equity holders and are reported in additional paid-in capital (“APIC”).
Non-Current Assets Held for Sale [text block]	Non-current assets held for sale Individual non-current assets (and disposal groups) are classified as held for sale if they are available for immediate sale in their present condition subject only to the customary sales terms of such assets (and disposal groups) and their sale is considered highly probable. For a sale to be highly probable, management must be committed to a sales plan and be actively looking for a buyer and has no substantive regulatory approvals outstanding. Furthermore, the assets (and disposal groups) must be actively marketed at a reasonable sales price in relation to their current fair value and the sale should be expected to be completed within one year. Non-current non-financial assets (and disposal groups) which meet the criteria for held for sale classification are measured at the lower of their carrying amount and fair value less costs of disposal and are presented within “Other assets” and “Other liabilities” in the balance sheet. Financial assets and liabilities meeting the criteria continue to be measured in accordance with IFRS 9. The comparatives are not represented when non-current assets (and disposal groups) are classified as held for sale.
Property and Equipment [text block]	Property and equipment Property and equipment includes own-use properties, leasehold improvements, furniture and equipment and software (operating systems only). Right-of-use assets are presented together with property and equipment on the Group’s consolidated balance sheet. Own-use properties are carried at cost less accumulated depreciation and accumulated impairment losses. Depreciation is generally recognized using the straight-line method over the estimated useful lives of the assets. The range of estimated useful lives is 25 to 50 years for property and 3 to 10 years for furniture and equipment (including initial improvements to purchased buildings). Leasehold improvements are capitalized and subsequently depreciated on a straight-line basis over the shorter of the term of the lease and the estimated useful life of the improvement, which generally ranges from 3 to 25 years. Depreciation of property and equipment is included in general and administrative expenses. Maintenance and repairs are also charged to general and administrative expenses. Gains and losses on disposals are included in other income. Property and equipment are assessed for any indication of impairment at each quarterly reporting date. If such indication exists, the recoverable amount, which is the higher of fair value less costs of disposal and value in use, must be estimated and an impairment charge is recorded to the extent the recoverable amount is less than the carrying amount. Value in use is the present value of the future cash flows expected to be derived from the asset. After the recognition of impairment of an asset, the depreciation charge is adjusted in future periods to reflect the asset’s revised carrying amount. If an impairment is later reversed, the depreciation charge is adjusted prospectively.
Financial Guarantees [text block]
Financial guarantees
Financial guarantee contracts are contracts that require the issuer to make specified payments to reimburse the holder for a loss it incurs because a specified debtor fails to make payments when due in accordance with the terms of a debt instrument.
Financial guarantees written
The Group has chosen to apply the fair value option to certain written financial guarantees that are managed on a fair value basis. Financial guarantees that the Group has not designated at fair value are initially recognized at fair value on the date the guarantee is given. Subsequent to initial recognition, the Group’s liabilities under such guarantees are measured at the higher of the amount initially recognized, less cumulative amortization, and the best estimate of the expenditure required to settle any financial obligation as of the balance sheet date. These estimates are determined by management based on experience with similar transactions and history of past losses.
Any increase in the liability relating to guarantees is recorded in the Consolidated Statement of Income in provision for credit losses.
Financial guarantees purchased
Purchased financial guarantees result in reimbursements under IAS 37 to the extent that the financial guarantee is entered into to mitigate the credit exposure from debt instruments with HTC or HTC&S business models. This results in recognition of a reimbursement asset for subsequent increases in the expected credit losses, to the extent it is virtually certain that the purchased financial guarantee will reimburse the Group for the loss incurred. Accordingly, when the credit risk of the borrower significantly deteriorates a reimbursement asset is recognized equal to the life-time expected credit losses and is presented as Other Assets in the Group’s Consolidated Balance Sheet. The corresponding reimbursement gain is recognized as a reduction in the Provision for credit losses in the Group’s Consolidated Statement of Income.
Purchased financial guarantees entered into to mitigate credit exposure from debt instruments allocated to HTC or HTC&S business models may also be embedded in Collateralized Loan Obligations (CLO’s) issued by the Group. Such embedded guarantees are not accounted for separately as a reimbursement asset and are instead accounted as part of the CLO’s liability held at amortized cost. The Group regularly revises its estimated contractual redemption payment (including the benefit of such embedded guarantees) from the CLO when the credit risk of a borrower covered by the embedded financial guarantee in the CLO significantly deteriorates. The revision is based on the life-time expected credit losses of the debt instrument (to the extent covered by the CLO).
Purchased financial guarantees entered into to mitigate credit exposure from debt instruments included in the Other business model are accounted for at fair value through profit or loss.

Leasing Transactions [text block]	Leasing transactions The Group enters into lease contracts, predominantly for land and buildings, as a lessee. Other categories are company cars and technical/IT equipment. In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is re-measured if there is a modification, a change in the lease term or a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments). Right-of-use assets are assessed for any indication of impairment at each quarterly reporting date. If such indication exists, the recoverable amount, which is the fair value less costs of disposal, must be estimated and an impairment charge is recorded to the extent the recoverable amount is less than the carrying amount. As right-of-use assets do not have independently generated cash flows to calculate its value in use, the Group considers any sublease income that could reasonably be earned. After the recognition of impairment of an asset, the depreciation charge is adjusted in future periods to reflect the asset’s revised carrying amount. If an impairment is later reversed, the depreciation charge is adjusted prospectively. The Group presents right-of-use assets in “Property and Equipment” and lease liabilities in “Other Liabilities”. The Group applies the short-term lease recognition exemption to its short-term leases, i.e., those leases that have a lease term of 12 months or less from the commencement date. It also applies the lease of low-value assets recognition exemption to leases of technical/IT equipment that are considered to be low value. Lease payments on short-term leases and leases of low value assets are recognized as expense on a straight-line basis over the lease term.
Employee Benefits [text block]	Employee benefits Pension benefits The Group provides a number of pension plans. In addition to defined contribution plans, there are retirement benefit plans accounted for as defined benefit plans. The assets of all the Group’s defined contribution plans are held in independently administered funds. Contributions are generally determined as a percentage of salary and are expensed based on employee services rendered, generally in the year of contribution. All retirement benefit plans accounted for as defined benefit plans are valued using the projected unit-credit method to determine the present value of the defined benefit obligation and the related service costs. Under this method, the determination is based on actuarial calculations which include assumptions about demographics, salary increases and interest and inflation rates. Actuarial gains and losses are recognized in other comprehensive income and presented in equity in the period in which they occur. The majority of the Group’s benefit plans is funded. For the Group’s most significant pension plans in the key countries, the discount rate used at each measurement date is set based on a high-quality corporate bond yield curve – derived based on bond universe information sourced from reputable third-party index data providers and rating agencies – reflecting the timing, amount and currency of the future expected benefit payments for the respective plan. Other post-employment benefits In addition, the Group maintains unfunded contributory post-employment medical plans for a number of current and retired employees who are mainly located in the United States. These plans pay stated percentages of eligible medical and dental expenses of retirees after a stated deductible has been met. The Group funds these plans on a cash basis as benefits are due. Analogous to retirement benefit plans these plans are valued using the projected unit-credit method. Actuarial gains and losses are recognized in full in the period in which they occur in other comprehensive income and presented in equity. Refer to Note 33 “Employee benefits” for further information on the accounting for pension benefits and other post-employment benefits. Termination benefits Termination benefits arise when employment is terminated by the Group before the normal retirement date or whenever an employee accepts voluntary redundancy in exchange for these benefits. The Group recognizes termination benefits as a liability and an expense if the Group is demonstrably committed to a detailed formal plan without realistic possibility of withdrawal. In the case of an offer made to encourage voluntary redundancy, termination benefits are measured based on the number of employees expected to accept the offer. Benefits falling due more than twelve months after the end of the reporting period are discounted to their present value. The discount rate is determined by reference to market yields on high-quality corporate bonds. Share-based compensation Compensation expense for awards classified as equity instruments is measured at the grant date based on the fair value of the share-based award. For share awards, the fair value is the quoted market price of the share reduced by the present value of the expected dividends that will not be received by the employee and adjusted for the effect, if any, of restrictions beyond the vesting date. In case an award is modified such that its fair value immediately after modification exceeds its fair value immediately prior to modification, a remeasurement takes place and the resulting increase in fair value is recognized as additional compensation expense. The Group records the offsetting amount to the recognized compensation expense in additional paid-in capital (“APIC”). Compensation expense is recorded on a straight-line basis over the period in which employees perform services to which the awards relate or over the period of the tranches for those awards delivered in tranches. Estimates of expected forfeitures are periodically adjusted in the event of actual forfeitures or for changes in expectations. The timing of expense recognition relating to grants which, due to early retirement provisions, include a nominal but non-substantive service period are accelerated by shortening the amortization period of the expense from the grant date to the date when the employee meets the eligibility criteria for the award, and not the vesting date. For awards that are delivered in tranches, each tranche is considered a separate award and amortized separately. Compensation expense for share-based awards payable in cash is remeasured to fair value at each balance sheet date and recognized over the vesting period in which the related employee services are rendered. The related obligations are included in other liabilities until paid. Other deferred compensation plans Compensation expense for other deferred compensation plans is recorded on a straight-line basis over the period in which employees perform services to which the awards relate or over the period of the tranches for those awards delivered in tranches. For awards that are delivered in tranches, each tranche is considered a separate award and amortized separately. The amount recognized is based on the present value of the amount expected to be paid under the respective plan and is remeasured at each reporting date. The ultimate cumulative compensation expense recognized equals the cash or the fair value of the respective financial instruments delivered.
Government Grants [text block]	Government Grants The Group recognizes income from government grants when there is reasonable assurance that it will receive the grant and will comply with the conditions attached to the grant. The benefit is recognized in the period in which the grant is intended to compensate the Group for related costs and presented as a reduction of the related expense. The Group considered the initial benefits that arose from borrowing under TLTRO III as government grant from a below-market loan under IAS 20 and recognized subsequent benefits in accordance IFRS 9. Since November 23, 2022, all remaining TLTRO III operations are indexed to the average applicable key ECB interest rates. For further information on the benefit recognized by the Group from the TLTRO III refinancing program see Note 5 “Net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss”.
Obligations to Purchase Common Shares [text block]	Options and forwards on common shares Option and forward contracts on Deutsche Bank shares are classified as equity if the number of shares is fixed and physical settlement is required. All other contracts in which Deutsche Bank shares are the underlying are recorded as financial assets or liabilities at fair value through profit or loss.
Consolidated Statement of Cash Flows [text block]	Consolidated statement of cash flows For purposes of the consolidated statement of cash flows, the Group’s cash and cash equivalents include highly liquid investments that are readily convertible into cash and which are subject to an insignificant risk of change in value. Such investments include cash and balances at central banks and demand deposits with banks. There are various circumstances in which cash and cash equivalent balances held by an entity are not available for use by the Group. Examples include cash and cash equivalent balances held by a subsidiary that operates in a country where exchange controls or other legal restrictions apply such that the balances are not available for general use by the Group or its subsidiaries. The Group’s assignment of cash flows to the operating, investing or financing category depends on the business model (“management approach”). For the Group the primary operating activity is to manage financial assets and financial liabilities. Therefore, the issuance and management of long-term borrowings is a core operating activity which is different than for a non-financial company, where borrowing is not a principal revenue producing activity and thus is part of the financing category. The Group views the issuance of senior long-term debt as an operating activity. Senior long-term debt comprises structured notes and asset-backed securities, which are designed and executed by the Corporate Bank and Investment Bank business line segments and which are revenue generating activities. The other component is debt issued by Treasury, which is considered interchangeable with other funding sources. All funding costs are allocated to business activities to establish their profitability. Cash flows related to subordinated long-term debt and trust preferred securities are viewed differently than those related to senior-long term debt because they are managed as an integral part of the Group’s capital, primarily to meet regulatory capital requirements. As a result, they are not interchangeable with other operating liabilities, but can only be interchanged with equity and thus are considered part of the financing category. The amounts shown in the consolidated statement of cash flows do not precisely match the movements in the consolidated balance sheet from one period to the next as they exclude non-cash items such as movements due to foreign exchange translation and movements due to changes in the group of consolidated companies. Movements in balances carried at fair value through profit or loss represent all changes affecting the carrying value. This includes the effects of market movements and cash inflows and outflows. The movements in balances carried at fair value are usually presented in operating cash flows.